Consolidated Statements of Operations - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Oct. 08, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Operations
Revenue, net		$ 2,275	$ 980	$ 5,430	$ 7,268
Cost of goods sold (exclusive of depreciation)		1,404	465	3,986	4,964
Operating expenses:
Selling, general and administrative		3,163	3,511	22,105	13,606
Depreciation		273	180	872	561
Casualty losses, net of recoveries	$ 155				155
Total operating expenses		3,436	3,691	22,977	14,322
Operating loss		(2,565)	(3,176)	(21,533)	(12,018)
Change in fair value of convertible notes		475	(287)	(970)
Tariff refund				(2,401)
Change in fair value of warrants liabilities		(29)		(195)
Loss on financing transaction		876		4,043
Other (income) expenses, net			(17)	(44)	(48)
Loss before income taxes		(3,891)	(2,922)	(22,060)	(12,085)
Income tax expense		31	(15)	208	1,205
Net loss		$ (3,922)	$ (2,907)	$ (22,268)	$ (13,290)
Weighted-average shares outstanding, basic and diluted
Basic		11,966,928	514,946	6,257,476	5,292,384
Diluted		11,966,928	514,946	6,257,476	5,292,384
Net loss per share, basic and diluted
Basic		$ (0.33)	$ (5.65)	$ (3.56)	$ (2.51)
Diluted		$ (0.33)	$ (5.65)	$ (3.56)	$ (2.51)
Related Party
Operating expenses:
Interest expense			$ 21	$ 30	$ 83
Nonrelated Party
Operating expenses:
Interest expense		$ 4	$ 29	$ 64	$ 32